Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 years days	Dec. 31, 2011
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Minimum percentage of the fair value of the loaned security the borrower must post as cash collateral	102.00%
Maximum percentage of the fair value of the loaned security the borrower must post as cash collateral	105.00%
Minimum days delinquent when a loan can be considered a problem loan (in days)	60
Minimum number of years the loan is expected to have a high probability of default as a potential problem loan (in years)	3
Property, Plant and Equipment, Gross	$ 1,100,000,000	$ 1,100,000,000
Accumulated depreciation	563,000,000	507,000,000
Minimum assumed interest rates on limited payment pension contracts on large case pension business (in hundredths)	1.30%	2.00%
Maximum assumed interest rates on limited payment pension contracts on large case pension business (in hundredths)	11.30%	11.30%
Minimum assumed interest rates on long-duration group life and long-term care contracts (in hundredths)	2.50%	2.50%
Maximum assumed interest rates on long-duration group life and long-term care contracts (in hundredths)	8.80%	8.80%
Discounted unpaid claim liabilities related to long-term disability and premium waiver contracts	1,800,000,000	1,800,000,000,000
Undiscounted value of unpaid claim liabilities related to long-term disability and premium waiver contracts	$ 2,500,000,000	$ 2,600,000,000
Minimum rate used to discount the reserves supporting our long-term disability and premium waiver contracts (in hundredths)	3.50%	3.50%
Maximum rate used to discount the reserves supporting our long-term disability and premium waiver contracts (in hundredths)	6.00%	6.00%
Minimum interest rate for pension and annuity investment contracts (in hundredths)	3.50%	3.80%
Maximum interest rate for pension and annuity investment contracts (in hundredths)	11.10%	10.40%
Minimum interest rate for group health and life contracts (in hundredths)	0.00%	0.00%
Maximum interest rate for group health and life contracts (in hundredths)	3.30%	3.50%